BRANDON J. CAGE

Vice President and Managing Counsel

Writer’s Direct Number: (205) 268-1889

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

E-mail: brandon.cage@protective.com

May 1, 2026

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Protective Life Insurance Company

Protective Variable Annuity Separate Account

Protective Variable Annuity B, C, & L Series

Filing Pursuant to Rule 497(j) for

File No. 333-179649; 811-08108

Commissioners:

On behalf of  Protective Life Insurance Company and the Protective Variable Annuity Separate Account, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectuses and Statements of Additional Information being used in connection with the offering of the “Protective Variable Annuity B, C, & L Series”, a variable annuity contract, and otherwise required to be filed under Rule 497(c) does not differ from the Prospectuses and Statements of Additional Information contained in the most recent post-effective amendment to the above referenced registration statement for Protective Variable Annuity Separate Account as filed electronically with the Commission on April 22, 2026.

Please do not hesitate to call me at (205) 268-1889 if you have any questions.

Sincerely,

/s/ Brandon J. Cage
Brandon J. Cage